Equity Award Plans (Tables)	12 Months Ended
Dec. 31, 2011
Equity Award Plans
Summary of activity related to stock options during the year including awards applicable to discontinued operations

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($000)
Outstanding at December 31, 2010	514,708	$28.54
Granted	80,432	$116.78
Granted in exchange for Western Coal stock options	193,498	$50.16
Exercised	(265,833)	$33.70
Cancelled	(27,481)	$126.04

Outstanding at December 31, 2011	495,324	$43.13	5.5	$12,259

Exercisable at December 31, 2011	381,507	$34.02	4.6	$10,623

Schedule of weighted average assumptions used to determine the grant-date fair value of options granted

	For the year ended December 31,
	2011(1)	2010	2009
Risk free interest rate	0.88%	2.22%	2.12%
Dividend yield	0.52%	0.75%	0.75%
Expected life (years)	2.46	5.10	5.24
Volatility	57.51%	69.64%	64.37%
(1)
Includes fully vested replacement stock options issued on April 1, 2011 in connection with the acquisition of Western Coal described in Note 3, which significantly reduced the expected life as compared to prior periods.

Summary of activity related to restricted stock units during the year including awards applicable to discontinued operations

	Shares	Aggregate Intrinsic Value ($000)	Weighted Average Remaining Contractual Term in Years
Outstanding at December 31, 2010	201,838
Granted	144,517
Vested	(127,598)
Cancelled	(55,510)

Outstanding at December 31, 2011	163,247	$9,886	1.47